Nasdaq

Received SEC

JUL 07 2015

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

15007805

CERTNAS
001-37486

By Electronic Mail

July 7, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 7, 2015 The Nasdaq Stock Market (the "Exchange") received from Steel Excel Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value

Preferred Stock Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery